Average Annual Total Returns - Institutional Class - PIMCO Emerging Markets Bond Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 1 Year	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 5 Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.87%	7.91%	4.72%	Apr. 30, 2012	5.88%	6.84%	5.13%